ACCUMULATED OTHER COMPREHENSIVE INCOME Satement of AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2011
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance	$ (9,333)
Other Comprehensive Income Before Reclassification	1,780	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	144		724	(1,181)
Reclassifications out of Accumulated Other Comprehensive Income	54	[2]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(1,004)		2,010	(453)
Other Comprehensive Income (Loss), Net of Tax	1,834		(7,279)	5,768
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance	(7,499)		(9,333)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance	(3,673)
Other Comprehensive Income Before Reclassification	363	[1]
Other Comprehensive Income (Loss), Net of Tax	144
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance	(3,529)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance	(3)
Other Comprehensive Income Before Reclassification	(24)	[1]
Other Comprehensive Income (Loss), Net of Tax	(24)
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance	(27)
Pension Plans, Defined Benefit [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance	(5,300)
Other Comprehensive Income Before Reclassification	731	[1]
Other Comprehensive Income (Loss), Net of Tax	1,004
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance	(4,296)
Foreign Currency Gain (Loss) [Member]
Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beg. Balance	(357)
Other Comprehensive Income Before Reclassification	710	[1]
Other Comprehensive Income (Loss), Net of Tax	710
Accumulated Other Comprehensive Income (Loss), Net of Tax, End Balance	353
Pension Plans, Defined Benefit [Member]
Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	273	[2]
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	$ (219)	[3]

[1]	Net of tax of $94, $5 and $496 for gains and losses on hedges, investment securities and pension and other retiree benefit items, respectively.
[2]	Reclassified from AOCI into costs of products sold and SG&A. These components are included in the computation of net periodic pension cost (see Note 9 for additional details).
[3]	See Note 5 for classification of these items in the Consolidated Statement of Earnings.